Statement Of Stockholder’s Equity (Deficit) (USD $)	Common Stock	Additional Paid-in Capital	Deficit Accumulated During Development Stage	Total
Balance at Dec. 31, 2011	$ 2,458	$ 19,972,937	$ (17,434,438)	$ 2,540,957
Balance (in shares) at Dec. 31, 2011	24,582,632
Stock-based compensation expense	0	55,467	0	55,467
Common stock issued for cash	19	189,981	0	190,000
Common stock issued for cash (in shares)	190,000
Common stock issued for asset purchase	1	9,999	0
Common stock issued for asset purchase (in shares)	10,000
Common stock forfeited for loan default	(8)	8	0
Common stock forfeited for loan default (in shares)	(100,000)	0	0	0
Net loss	0	0	(1,205,623)	(1,205,623)
Balance at Jun. 30, 2012	$ 2,470	$ 20,228,392	$ (18,640,061)	$ 1,590,801
Balance (in shares) at Jun. 30, 2012	24,682,632